Revenues and geographic information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 50,317	$ 44,635	$ 41,385
Sales to discontinued operations		805	821
Net sales from continuing operations	$ 50,317	$ 45,440	$ 42,206